USCF SummerHaven SHPEI Index Fund
FUND SUMMARY — USCF SUMMERHAVEN SHPEI INDEX FUND
Investment Objective

The USCF SummerHaven SHPEI Index Fund (for purposes of this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the SummerHaven Private Equity Strategy IndexSM (“SHPEI”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on the purchase and sale of Fund shares, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USCF SummerHaven SHPEI Index Fund USCF SummerHaven SHPEI Index Fund
Management Fees	0.95%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.95%
[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this Prospectus.

Example
The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.

It assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years
USCF SummerHaven SHPEI Index Fund | USCF SummerHaven SHPEI Index Fund | USD ($)	97	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of SHPEI. SHPEI includes common stocks of micro-, small-, and mid-capitalization U.S. companies with market capitalizations of at least $100 million and lower than $10 billion at the time of index construction. The market capitalization range of SHPEI may fluctuate between rebalancing periods. The companies comprising SHPEI are listed on U.S. stock exchanges.

SHPEI attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified private equity allocations. SHPEI is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), the index provider, believes private equity firms are likely to select for investment in the future. However, SHPEI does not include, and the Fund does not invest in, private equity funds or private equity of companies.

SHPEI is constructed using a proprietary methodology developed by SHIM and licensed to the Adviser. The proprietary methodology favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEI includes the greater of 200 companies or 20% of such investable universe. SHPEI is equally weighted and rebalanced annually.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising SHPEI. The Fund generally invests in substantially all of the common stocks comprising SHPEI and in approximately the same proportions as SHPEI. The Adviser expects that, over time, the correlation between the Fund’s performance and that of SHPEI, before fees and expenses, will be 95% or higher. However, there can be no guarantee that the Fund will achieve a high degree of correlation with SHPEI. A number of factors may affect the Fund’s ability to achieve a high correlation with SHPEI. For example, the performance of the Fund and SHPEI may diverge due to transaction costs, asset valuations, timing variances, and differences between the Fund’s portfolio and SHPEI resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to SHPEI.

In addition, the Fund may invest in cash, cash equivalents, and money market instruments. The Fund is diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that SHPEI reflects a concentration in that industry or sector. As of the date of this Prospectus, SHPEI is not concentrated.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Passive Investment Risk. The Fund does not attempt to outperform SHPEI or take defensive positions in declining markets.

Correlation to Index Risk. As with all index funds, the performance of the Fund may not closely track the performance of SHPEI for a variety of reasons. SHPEI’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity.

Correlation to Private Equity Returns Risk. SHPEI’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. The Fund seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by SHPEI. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, the Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. The Fund does not invest in private equity funds nor does it invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk. The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. The Fund may experience difficulty in liquidating positions in smaller companies at favorable prices or times. Some securities of smaller companies may be illiquid. These risks are greater when investing in micro- and small-capitalization companies. Returns on investments in securities of smaller companies could be lower than the returns on investments in securities of larger companies.

Licensing Risk. The Fund relies on licenses that permit the Fund to use SHPEI and associated trade names and marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property.

Industry Concentration Risk. To the extent that SHPEI is concentrated in or significantly exposed to a particular industry or sector, the Fund will be more susceptible to loss due to adverse occurrences affecting that industry or sector. In such case, the Fund will be subject to the risk that economic, political, or other conditions that have a negative impact on that industry or sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries or sectors.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Newly Created Index Risk. SHPEI is newly created and has a limited history of performance. As such, it is uncertain how closely SHPEI may be able to track the performance of an actual portfolio of the constituent securities that comprise the index.

New Sub-Adviser Risk. Although the principals of the Sub-Adviser (as defined below) and the portfolio managers of the Fund have experience managing investments in the past, the Sub-Adviser is a newly-registered investment adviser and has no previous experience managing investments for an ETF or any other investment company, which may limit the Sub-Adviser’s effectiveness.

Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

USCF SummerHaven SHPEN Index Fund
FUND SUMMARY — USCF SUMMERHAVEN SHPEN INDEX FUND
Investment Objective

The USCF SummerHaven SHPEN Index Fund (for purposes of this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the SummerHaven Private Equity Natural Resources Strategy IndexSM (“SHPEN”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on the purchase and sale of Fund shares, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USCF SummerHaven SHPEN Index Fund USCF SummerHaven SHPEN Index Fund
Management Fees	0.95%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.95%
[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this Prospectus.

Example
The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.

It assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years
USCF SummerHaven SHPEN Index Fund | USCF SummerHaven SHPEN Index Fund | USD ($)	97	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of SHPEN. SHPEN includes common stocks of micro-, small-, and mid-capitalization U.S. companies in the natural resources industry with market capitalizations of at least $100 million and lower than $10 billion at the time of index construction. The market capitalization range of SHPEN may fluctuate between rebalancing periods. The companies comprising SHPEN are listed on U.S. stock exchanges.

SHPEN attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified natural resources private equity allocations. SHPEN is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resources investments have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), the index provider, believes private equity firms focusing on natural resources investments are likely to select for investment in the future. However, SHPEN does not include, and the Fund does not invest in, private equity funds or private equity of companies. The Fund does not invest directly in natural resource commodities.

SHPEN is constructed using a proprietary methodology developed by SHIM and licensed to the Adviser. The proprietary methodology favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 600 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEN includes the greater of 80 companies or 40% of such investable universe. SHPEN is equally weighted and rebalanced annually.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising SHPEN. The Fund generally invests in substantially all of the common stocks comprising SHPEN and in approximately the same proportions as SHPEN. The Adviser expects that, over time, the correlation between the Fund’s performance and that of SHPEN, before fees and expenses, will be 95% or higher. However, there can be no guarantee that the Fund will achieve a high degree of correlation with SHPEN. A number of factors may affect the Fund’s ability to achieve a high correlation with SHPEN. For example, the performance of the Fund and SHPEN may diverge due to transaction costs, asset valuations, timing variances, and differences between the Fund’s portfolio and SHPEN resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to SHPEN.

In addition, the Fund may invest in cash, cash equivalents, and money market instruments. The Fund is diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

SHPEN includes natural resources companies in the following sectors, groups, and industries:

• Energy;

• Materials (agricultural chemicals, cement and aggregates, containers and packaging manufacturing, forest and paper products, metals and mining, and steel producers only);

• Industrials (transportation equipment manufacturing and machinery manufacturing only);

• Consumer discretionary (automotive manufacturing only); and

• Consumer staples (agricultural products and packaged food manufacturing only).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that SHPEN reflects a concentration in that industry or sector. SHPEN has been 100% concentrated in companies in the natural resources industry.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Passive Investment Risk. The Fund does not attempt to outperform SHPEN or take defensive positions in declining markets.

Correlation to Index Risk. As with all index funds, the performance of the Fund may not closely track the performance of SHPEN for a variety of reasons. SHPEN’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity.

Correlation to Private Equity Returns Risk. SHEPN’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. The Fund seeks to generate returns that mimic the returns of U.S. private equity funds that focus on natural resource investments, as measured by SHPEN. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, the Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. The Fund does not invest in private equity funds nor does it invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk. The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. The Fund may experience difficulty in liquidating positions in smaller companies at favorable prices or times. Some securities of smaller companies may be illiquid. These risks are greater when investing in micro- and small-capitalization companies. Returns on investments in securities of smaller companies could be lower than the returns on investments in securities of larger companies.

Risks of Investing in Natural Resources Companies. Investments in natural resources companies can be significantly affected by (often rapid) changes in the supply and demand for their specific products or services and for natural resources in general. Thus, the Fund’s investments in these companies may subject the Fund to greater volatility than investments in companies in other industries. Natural resources companies may also be affected by changes in exchange rates, import controls, worldwide competition, environmental policies and incidents, changes in prices, the participation of speculators, international political and economic developments, energy conservation, the success of exploration projects, limitations on the liquidity of certain natural resources, taxes, and other government regulations. Companies in the energy sector can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the materials sector can be significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies, and consumer demand. Companies in the industrials sector can be significantly affected when worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns. Companies in the consumer discretionary sector can be significantly affected by downturns in the market for discretionary goods and general economic downturns. Consumer staples companies are subject to government regulation affecting their products, which may negatively impact such companies’ performances.

Licensing Risk. The Fund relies on licenses that permit the Fund to use SHPEN and associated trade names and marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property.

Industry Concentration Risk. To the extent that SHPEN is concentrated in or significantly exposed to a particular industry or sector, the Fund will be more susceptible to loss due to adverse occurrences affecting that industry or sector. In such case, the Fund will be subject to the risk that economic, political, or other conditions that have a negative impact on that industry or sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries or sectors.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Newly Created Index Risk. SHPEN is newly created and has a limited history of performance. As such, it is uncertain how closely SHPEN may be able to track the performance of an actual portfolio of the constituent securities that comprise the index.

New Sub-Adviser Risk. Although the principals of the Sub-Adviser (as defined below) and the portfolio managers of the Fund have experience managing investments in the past, the Sub-Adviser is a newly-registered investment adviser and has no previous experience managing investments for an ETF or any other investment company, which may limit the Sub-Adviser’s effectiveness.

Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.